Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
Employee Benefit Plans
(7)	Employee Benefit Plans

The Bank maintains a noncontributory defined benefit pension plan that covers substantially all of its employees. Benefits are computed based on employees’ average final compensation and years of credited service. Pension expense amounted to approximately $456, $557 and $340 in 2012, 2011 and 2010, respectively. The change in benefit obligation, change in plan assets and funded status of the pension plan at December 31, 2012, 2011 and 2010 and pertinent assumptions are as follows:

	Pension Benefits
	2012	2011	2010
Change in Benefit Obligation

Benefit obligation at beginning of year	$6,892	6,697	6,253
Service cost	379	329	308
Interest cost	309	365	371
Actuarial loss	818	1,026	231
Benefits paid	(139)	(1,644)	(466)
Settlement Loss	—	119	—

Benefit obligation at end of year	$8,259	6,892	6,697

Change in Plan Assets

Fair value of plan assets at beginning of year	4,389	5,024	4,865
Actual return on plan assets	628	(38)	625
Employer contribution	489	1,047	—
Benefit paid	(139)	(1,644)	(466)

Projected fair value of plan assets at end of year	$5,367	4,389	5,024

Funded Status at the End of the Year	(2,893)	(2,503)	(1,673)

Amounts Recognized in the Balance Sheet
Other liabilities, accrued pension	(2,893)	(2,503)	(1,673)

Amounts Recognized in Accumulated Other Comprehensive Income Net of Tax Effect
Unrecognized net actuarial loss	1,964	1,684	814

Benefit obligation included in accumulated other comprehensive income	$1,964	1,684	814

Funded Status
Benefit obligation	(8,259)	(6,892)	(6,697)
Fair value of assets	5,367	4,389	5,024
Unrecognized net actuarial loss	2,976	2,553	1,233

(Accrued)/prepaid benefit cost included in the balance sheet	$84	50	(440)

	Pension Benefits
	2012	2011	2010
Weighted Average Assumptions as of December 31, 2012 and 2011 and September 30, 2010:
Discount rate	4.00%	4.50%	5.50%
Expected long-term return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase	3.00%	3.00%	4.00%

	Pension Benefits
	2012	2011	2010
Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income Net of Tax Effect
Net (gain)/loss	$280	871	(32)
Prior service cost	—	—	—
Amortization of prior service cost	—	—	(3)
Net obligation at transition	—	—	—
Amortization of net obligation at transition	—	—	(2)

Total recognized in other comprehensive income	$280	871	(37)

Total Recognized in Net Periodic Benefit Cost and Other Comprehensive Income	$879	1,877	285

The estimated portion of prior service cost and net transition obligation included in accumulated other comprehensive income that will be recognized as a component of net periodic pension cost over the next fiscal year are each $252.

The Company selects the expected long-term rate-of-return-on-assets assumption in consultation with its investment advisors and actuary. This rate is intended to reflect the average rate of return expected to be earned on the funds invested or to be invested to provide plan benefits. Historical performance is reviewed – especially with respect to real rates of return (net of inflation) – for the major asset classes held or anticipated to be held by the trust, and for the trust itself. Undue weight is not given to recent experience, which may not continue over the measurement period, and higher significance is placed on current forecasts of future long-term economic conditions.

Because assets are held in a qualified trust, anticipated returns are not reduced for taxes. Further – solely for this purpose – the plan is assumed to continue in force and not terminate during the period during which assets are invested. However, consideration is given to the potential impact of current and future investment policy, cash flow into and out of the trust, and expenses (both investment and non-investment) typically paid from plan assets (to the extent such expenses are not explicitly estimated within periodic cost).

The components of net pension benefit cost under the plan for the years ended December 31, 2012, 2011 and 2010 is summarized as follows:

	Pension Benefits
	2012	2011	2010

Service cost	$379	329	308
Interest cost	310	364	371
Expected return on plan assets	(350)	(459)	(383)
Recognized net (gain)/loss due to settlement	—	287	—
Net amortization	—	—	6
Recognized net actuarial loss	117	36	38

Net pension benefit cost	$456	557	340

Projected Benefit Payments

The projected benefit payments under the plan are summarized as follows for the years ending December 31:

2013	$499
2014	350
2015	277
2016	1,311
2017	1,122
2018-2022	1,650

Plan Asset Allocation

Plan assets are held in a pooled pension trust fund administered by the Virginia Bankers Association. The pooled pension trust fund is sufficiently diversified to maintain a reasonable level of risk without imprudently sacrificing return, with a targeted asset allocation of 20% fixed income and 80% equities. The Investment Manager selects investment fund managers with demonstrated experience and expertise, and funds with demonstrated historical performance, for the implementation of the pension plan’s investment strategy. The Investment Manager will consider both actively and passively managed investment strategies and will allocate funds across the asset classes to develop an efficient investment structure.

It is the responsibility of the Virginia Bankers Association to administer the investments of the pooled pension trust fund within reasonable costs, being careful to avoid sacrificing quality. These costs include, but are not limited to, management and custodial fees, consulting fees, transaction costs and other administrative costs.

The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs. Following is a description of the valuation methodologies used for assets measured at fair value.

Mutual funds-fixed income and equity funds: Valued at the net asset value of shares held at year-end.

Cash and equivalents: Valued at cost which approximates fair value.

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value of certain financial instruments could result in a different fair value measurement as of December 31, 2012.

The following table presents the fair value of the assets, by asset category, at December 31, 2012 and 2011.

	2012	2011
Cash and equivalents	$—	263
Mutual funds-fixed income	1,333	966
Mutual funds-equity	4,034	3,160

Total assets at fair value	$5,367	4,389

The following table sets forth by level, within the fair value hierarchy, the assets carried at fair value as of December 31, 2012 and 2011.

	Assets at Fair Value as of December 31, 2012
	Level 1	Level 2	Level 3	Total
Cash and equivalents	$—	—	—	—
Mutual funds-fixed income	1,333	—	—	1,333
Mutual funds-equity	4,034	—	—	4,034

Total assets at fair value	$5,367	—	—	5,367

	Assets at Fair Value as of December 31, 2011
	Level 1	Level 2	Level 3	Total
Cash and equivalents	$263	—	—	263
Mutual funds-fixed income	966	—	—	966
Mutual funds-equity	3,160	—	—	3,160

Total assets at fair value	$4,389	—	—	4,389

Contributions

The Company expects to contribute $3,000 to its pension plan in 2013 to fund our accrued pension liabilities resulting mainly from the market performance of underlying pension assets.

The Company also has a 401(k) plan under which the Company matches employee contributions to the plan. In 2012 and 2011, the Company matched 100% of the first 1% of salary deferral and 50% of the next 5% of salary deferral to the 401(k) savings provision. The amount expensed for the 401(k) plan was $111 during the year ended December 31, 2012 and $114 during the year ended December 31, 2011.